Goodwill and Intangible Assets - Summary of Impairment Testing of Goodwill (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	$ 5,864	$ 5,713
Goodwill Additions/ disposals	(6)	(65)
Effect of changes in foreign exchange rates	(115)	216
Goodwill Ending balance	5,743	5,864
Asia Insurance, excluding Japan [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	165	154
Effect of changes in foreign exchange rates	(6)	11
Goodwill Ending balance	159	165
Japan insurance [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	435	391
Effect of changes in foreign exchange rates	(15)	44
Goodwill Ending balance	420	435
Canadian insurance [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	1,962	1,954
Effect of changes in foreign exchange rates	(5)	8
Goodwill Ending balance	1,957	1,962
US insurance [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	367	400
Goodwill Additions/ disposals		(65)
Effect of changes in foreign exchange rates	(18)	32
Goodwill Ending balance	349	367
Asia wealth and asset management [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	196	180
Effect of changes in foreign exchange rates	(9)	16
Goodwill Ending balance	187	196
Canada wealth and asset management [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	1,436	1,436
Goodwill Ending balance	1,436	1,436
US wealth and asset management [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	1,303	1,198
Goodwill Additions/ disposals	(6)
Effect of changes in foreign exchange rates	(62)	105
Goodwill Ending balance	$ 1,235	$ 1,303